Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	On March 29, 2024, Genenta Science S.p.A. (the “Company”) filed its Annual Report on Form 20-F for the fiscal year ended December 31, 2023 (the “Original Filing”). This Amendment No. 1 (the “Amendment”) amends the Original Filing solely to file the consent of the Company’s independent registered public accounting firm, Dannible & McKee, LLP (the “Auditor Consent”), which was inadvertently omitted in the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41115
Entity Registrant Name	Genenta Science S.p.A.
Entity Central Index Key	0001838716
Entity Address, Address Line One	Via Olgettina No. 58
Entity Address, City or Town	Milan
Entity Address, Country	IT
Entity Address, Postal Zip Code	20132
Local Phone Number	+39-02-2643-4681
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	18,216,958
Auditor Name	Dannible & McKee, LLP
Auditor Firm ID	528
Auditor Location	Syracuse, New York
American depositary shares (each American depositary share representing one ordinary share)
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares (each American depositary share representing one ordinary share)
Trading Symbol	GNTA
Security Exchange Name	NASDAQ
Ordinary shares, no par value
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Via Olgettina No. 58
Entity Address, City or Town	Milan
Entity Address, Country	IT
Entity Address, Postal Zip Code	20132
Contact Personnel Name	Pierluigi Paracchi
Contact Personnel Email Address	pierluigi.paracchi@genenta.com